Property and Equipment, Net - Schedule of Property and Equipment, Net Consist (Details) - USD ($) $ in Thousands	Sep. 30, 2025	Mar. 31, 2025
Schedule of Property and Equipment, Net Consist [Line Items]
Property and equipment, gross	$ 483	$ 312
Less: accumulated depreciation	(222)	(155)
Property and equipment, net	261	157
Leasehold Improvement [Member]
Schedule of Property and Equipment, Net Consist [Line Items]
Property and equipment, gross	265	167
Computers Equipment [Member]
Schedule of Property and Equipment, Net Consist [Line Items]
Property and equipment, gross	148	84
Furniture and Fixtures [Member]
Schedule of Property and Equipment, Net Consist [Line Items]
Property and equipment, gross	55	55
Office Equipment [Member]
Schedule of Property and Equipment, Net Consist [Line Items]
Property and equipment, gross	$ 15	$ 6